Intangibles	6 Months Ended	9 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles

NOTE 5 – Intangibles

Intangible assets consisted of the following at March 31, 2019:

	Useful Life
Net Intangibles, September 30, 2018	12-13 Years	$200,081
Less: amortization		(10,622)
Net Intangibles, March 31, 2019		$189,459

Amortization expense was $5,311and $4,952 for the three months ended March 31, 2019 and 2018, respectively, and $10,622 and $9,217 for the six months ended March 31, 2019 and 2018, respectively.

NOTE 5 - Intangibles

Intangible assets rollforward is as follows:

	Useful Life
Net Intangibles, December 31, 2016	12-13 years	$180,890
License agreement amendment		53,115
Less: amortization		(17,633)
Net Intangibles, December 31, 2017		216,372
Less: amortization		(16,291)
Net Intangibles, September 30, 2018		$200,081

The Company anticipates amortization expense of approximately $21,000 per year for fiscal year 2019 through 2023 based upon the two current license agreements.